Product revenues, net	9 Months Ended
Sep. 30, 2022
Revenue From Contracts With Customers [Abstract]
Product revenue, net	Revenue recognition
Product revenue
On April 23, 2021, the Company received FDA accelerated regulatory and marketing approval for ZYNLONTA and launched in the U.S. shortly thereafter. To date, the Company’s only source of product revenue, which commenced during May 2021, has been sales of ZYNLONTA in the U.S. Product revenues, net were KUSD 21,321 and KUSD 55,110 for the three and nine months ended September 30, 2022, respectively. Product revenues, net were KUSD 13,147 and KUSD 16,907 for the three and nine months ended September 30, 2021, respectively. The Company records its best estimate of gross-to-net ("GTN") sales adjustments to which customers are likely to be entitled.
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and nine months ended September 30, 2022 and September 30, 2021.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Beginning balance	3,464	730	2,590	—
GTN sales adjustments for current year sales	3,706	2,081	10,403	2,833
GTN sales adjustments for prior year sales	(253)	—	(358)	—
Credits, payments and reclassifications to Accounts payable	(3,624)	(84)	(9,342)	(106)
Ending balance as of September 30,	3,293	2,727	3,293	2,727
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2022 and December 31, 2021.

(in KUSD)	As of September 30, 2022	As of December 31, 2021
Accounts receivable, net	1,414	1,204
Other current liabilities	1,879	1,386
	3,293	2,590

Accounts receivable
As the Company’s inventory is no longer held on consignment by the Company’s third-party logistics and distribution provider and as a result of receiving a permanent J-code for ZYNLONTA, the Company’s payment terms currently range from 30 days to 90 days.

License revenue
On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Under the terms of the agreement, the Company received an upfront payment of USD 30 million and may receive up to an additional USD 205 million in milestones if certain development and commercial events are achieved. The Company will also be entitled to receive royalties ranging in percentage from the high teens to the low twenties based on net sales of ZYNLONTA in Japan. MTPC will conduct clinical studies of ZYNLONTA in Japan and will have the right to participate in any global clinical studies by bearing a portion of the study costs. In addition, the Company will supply ZYNLONTA to MTPC for its drug development and commercialization under a supply agreement.

On July 8, 2022, the Company entered into exclusive license agreement with Sobi for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications outside of the U.S., greater China, Singapore and Japan. Under the terms of the agreement, the Company received an upfront payment of USD 55 million and is eligible to receive up to USD 382.5 million in regulatory and net sales-based milestones, including USD 50 million upon approval of a Marketing Authorisation Application by the European Commission for ZYNLONTA in third-line DLBCL. The Company will also receive royalties ranging in percentage from the mid-teens to the mid-twenties based on net sales of the product in Sobi’s licensed territories, subject to certain adjustments. Sobi will also contribute 25 percent of clinical trial costs for select global ZYNLONTA trials, up to a cap of USD 10 million per year. In addition, the Company has agreed to supply product to Sobi for its drug development and commercialization under a supply agreement which will be entered into.

The MTPC and Sobi license arrangements are accounted for separately. Each agreement includes a license and a performance obligation to supply product. The license and supply obligations are accounted for as separate performance obligations as they are considered distinct because MTPC and Sobi can benefit from the licenses on their own or together with other resources that are readily available, and the licenses are separately identifiable from other goods or services in the contract.

The Company completed significant development work which resulted in FDA approval of ZYNLONTA in the U.S. for the treatment of relapsed or refractory DLBCL. As a result, the up-front license fees for both MTPC and Sobi are recognized immediately at the time of license execution, as MTPC and Sobi can use and benefit from the IP and the Company has no further performance obligation with respect to the IP upon commencement of the license terms.
Although contingent development milestone amounts are assessed each period for the likelihood of achievement, they are typically constrained and recognized when the uncertainty is subsequently resolved for the full amount of the milestone and will be classified as license revenue. Sales milestones and royalties are recognized when the subsequent sales occur and classified as license revenue.